Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	EXPION360 INC.
Entity Central Index Key	0001894954
Entity Primary SIC Number	3691
Entity Tax Identification Number	81-2701049
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2025 SW Deerhound Ave.
Entity Address, City or Town	Redmond
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97756
City Area Code	541
Local Phone Number	797-6714
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	112 North Curry Street
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	684-5708
Contact Personnel Name	Corporation Service Company